SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Unrecognized tax benefits, including interest and penalties	$ 8,604	$ 6,940
Obligations for severance compensation	2,145	2,054
Other	25	204
Total other liabilities	$ 10,774	$ 9,198